Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.23%
Aerospace & Defense–0.70%
Howmet Aerospace, Inc.	272,101	$8,489,551
Apparel Retail–0.50%
Burlington Stores, Inc.(b)	21,401	6,068,682
Application Software–11.40%
Avalara, Inc.(b)	103,913	18,160,875
Bill.com Holdings, Inc.(b)	52,643	14,053,049
Datadog, Inc., Class A(b)	96,763	13,677,450
DocuSign, Inc.(b)	48,707	12,538,643
HubSpot, Inc.(b)	40,294	27,242,370
Manhattan Associates, Inc.(b)	70,852	10,842,482
Paylocity Holding Corp.(b)	43,646	12,238,338
Synopsys, Inc.(b)	96,298	28,832,584
		137,585,791
Asset Management & Custody Banks–1.59%
KKR & Co., Inc., Class A	315,590	19,213,119
Auto Parts & Equipment–1.35%
Aptiv PLC(b)	109,308	16,283,613
Automotive Retail–1.26%
Carvana Co.(b)	31,340	9,450,264
Lithia Motors, Inc., Class A	18,281	5,795,808
		15,246,072
Biotechnology–1.45%
Alnylam Pharmaceuticals, Inc.(b)	48,841	9,221,669
Natera, Inc.(b)(c)	74,613	8,314,873
		17,536,542
Building Products–3.14%
Advanced Drainage Systems, Inc.	82,524	8,926,621
Trane Technologies PLC	75,818	13,089,978
Trex Co., Inc.(b)	155,884	15,889,256
		37,905,855
Casinos & Gaming–0.99%
Boyd Gaming Corp.	93,047	5,886,153
Caesars Entertainment, Inc.(b)	54,449	6,113,534
		11,999,687
Communications Equipment–1.48%
Motorola Solutions, Inc.	77,022	17,893,751
Construction Materials–0.56%
Eagle Materials, Inc.(c)	51,827	6,797,629
Consumer Electronics–0.50%
Garmin Ltd.	38,546	5,992,361
Data Processing & Outsourced Services–0.41%
Marqeta, Inc., Class A(b)(c)	221,922	4,908,915
Diversified Chemicals–0.41%
Eastman Chemical Co.	49,621	4,998,820
Shares		Value
Diversified Support Services–0.77%
Copart, Inc.(b)	66,722	$9,255,676
Electrical Components & Equipment–3.61%
AMETEK, Inc.	131,967	16,365,227
Generac Holdings, Inc.(b)	66,525	27,186,772
		43,551,999
Electronic Equipment & Instruments–3.83%
Trimble, Inc.(b)	270,704	22,265,404
Zebra Technologies Corp., Class A(b)	46,454	23,943,321
		46,208,725
Environmental & Facilities Services–1.29%
Waste Connections, Inc.	123,897	15,602,349
Financial Exchanges & Data–2.30%
MSCI, Inc.	45,561	27,716,579
Footwear–0.46%
Deckers Outdoor Corp.(b)	15,286	5,506,017
Health Care Equipment–4.45%
IDEXX Laboratories, Inc.(b)	45,749	28,451,303
Insulet Corp.(b)	39,067	11,104,013
Masimo Corp.(b)	52,188	14,127,814
		53,683,130
Health Care Facilities–0.70%
Tenet Healthcare Corp.(b)	127,358	8,461,665
Health Care Services–0.66%
Guardant Health, Inc.(b)(c)	63,980	7,998,140
Health Care Supplies–3.82%
Align Technology, Inc.(b)	28,950	19,264,199
West Pharmaceutical Services, Inc.	63,206	26,833,475
		46,097,674
Health Care Technology–1.44%
Veeva Systems, Inc., Class A(b)	60,349	17,390,771
Home Improvement Retail–1.12%
Floor & Decor Holdings, Inc., Class A(b)	111,887	13,514,831
Homefurnishing Retail–1.50%
RH(b)(c)	22,820	15,218,886
Williams-Sonoma, Inc.	15,927	2,824,335
		18,043,221
Hotels, Resorts & Cruise Lines–0.78%
Hilton Worldwide Holdings, Inc.(b)	71,098	9,392,757
Industrial Machinery–4.02%
Chart Industries, Inc.(b)(c)	39,028	7,458,641
IDEX Corp.	73,254	15,159,915
ITT, Inc.(c)	107,481	9,226,169
Kornit Digital Ltd. (Israel)(b)	50,793	7,351,779
Middleby Corp. (The)(b)	54,610	9,311,551
		48,508,055

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Interactive Media & Services–0.79%
ZoomInfo Technologies, Inc., Class A(b)	155,036	$9,486,653
Internet & Direct Marketing Retail–0.46%
Chewy, Inc., Class A(b)(c)	80,918	5,511,325
Internet Services & Infrastructure–1.76%
MongoDB, Inc.(b)(c)	45,158	21,292,449
Investment Banking & Brokerage–0.66%
LPL Financial Holdings, Inc.	51,179	8,022,820
IT Consulting & Other Services–5.38%
EPAM Systems, Inc.(b)	48,729	27,798,920
Gartner, Inc.(b)	54,572	16,583,339
Globant S.A.(b)	73,271	20,589,884
		64,972,143
Leisure Facilities–0.78%
Vail Resorts, Inc.(b)	28,112	9,390,814
Life Sciences Tools & Services–6.71%
Bio-Rad Laboratories, Inc., Class A(b)	12,503	9,326,613
Charles River Laboratories International, Inc.(b)	65,594	27,068,676
Maravai LifeSciences Holdings, Inc., Class A(b)	208,272	10,221,990
Mettler-Toledo International, Inc.(b)	10,837	14,926,450
Repligen Corp.(b)	67,166	19,410,302
		80,954,031
Movies & Entertainment–0.77%
Roku, Inc.(b)	29,645	9,289,261
Office REITs–0.86%
Alexandria Real Estate Equities, Inc.	54,212	10,358,287
Oil & Gas Storage & Transportation–1.02%
Cheniere Energy, Inc.(b)	126,179	12,323,903
Paper Packaging–1.54%
Avery Dennison Corp.	89,466	18,538,250
Pharmaceuticals–1.81%
Catalent, Inc.(b)	164,307	21,864,332
Real Estate Services–0.94%
Jones Lang LaSalle, Inc.(b)	45,639	11,322,579
Regional Banks–3.38%
First Republic Bank	98,678	19,033,013
SVB Financial Group(b)	33,547	21,700,883
		40,733,896
Restaurants–1.77%
Chipotle Mexican Grill, Inc.(b)	6,752	12,271,895
Domino’s Pizza, Inc.	19,123	9,120,906
		21,392,801
Shares		Value
Semiconductor Equipment–3.53%
Enphase Energy, Inc.(b)	54,104	$8,113,977
Entegris, Inc.	188,727	23,760,729
KLA Corp.	31,926	10,679,566
		42,554,272
Semiconductors–3.39%
Marvell Technology, Inc.	175,012	10,554,974
Monolithic Power Systems, Inc.	62,644	30,362,294
		40,917,268
Specialty Stores–1.89%
Five Below, Inc.(b)	60,818	10,753,230
Tractor Supply Co.	59,398	12,034,629
		22,787,859
Systems Software–2.78%
Crowdstrike Holdings, Inc., Class A(b)	79,191	19,463,564
Zscaler, Inc.(b)	53,832	14,115,827
		33,579,391
Trading Companies & Distributors–0.79%
SiteOne Landscape Supply, Inc.(b)	47,740	9,522,698
Trucking–1.73%
Old Dominion Freight Line, Inc.	73,187	20,930,018
Total Common Stocks & Other Equity Interests (Cost $809,833,099)		1,197,597,027

Money Market Funds–1.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	4,902,833	4,902,834
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	2,912,405	2,913,570
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	5,603,238	5,603,238
Total Money Market Funds (Cost $13,419,575)		13,419,642
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $823,252,674)		1,211,016,669
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.44%
Invesco Private Government Fund, 0.02%(d)(e)(f)	16,070,707	16,070,707
Invesco Private Prime Fund, 0.11%(d)(e)(f)	37,483,324	37,498,317
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,569,024)		53,569,024
TOTAL INVESTMENTS IN SECURITIES–104.78% (Cost $876,821,698)		1,264,585,693
OTHER ASSETS LESS LIABILITIES—(4.78)%		(57,700,029)
NET ASSETS–100.00%		$1,206,885,664
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,694,901	$102,103,461	$(101,895,528)	$-	$-	$4,902,834	$1,207
Invesco Liquid Assets Portfolio, Institutional Class	3,353,072	72,342,684	(72,782,521)	72	263	2,913,570	493
Invesco Treasury Portfolio, Institutional Class	5,365,601	116,689,669	(116,452,032)	-	-	5,603,238	510
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	69,111,721	(53,041,014)	-	-	16,070,707	891*
Invesco Private Prime Fund	-	147,827,022	(110,328,705)	-	-	37,498,317	12,524*
Total	$13,413,574	$508,074,557	$(454,499,800)	$72	$263	$66,988,666	$15,625

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,197,597,027	$—	$—	$1,197,597,027
Money Market Funds	13,419,642	53,569,024	—	66,988,666
Total Investments	$1,211,016,669	$53,569,024	$—	$1,264,585,693
Invesco V.I. Discovery Mid Cap Growth Fund